NOTE 8 - INCOME TAXES (Details Narrative) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Operating Loss Carryforwards	$ 0	$ 32,000
Refundable Income Taxes	$ 69,585	$ 22,347